Borrowings - Derecognition of financial liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Borrowings
Gain on waiver of Amylon convertible loans	€ 1,144
Loss on extinguishment of Pontifax and Kreos convertible loans	(2,534)
Total results related to derecognition of financial liabilities	€ (1,390)